Fair value of assets and liabilities - Deferred day one profit or loss reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Opening balance at 1 January	€ (90)	€ (108)
DOP deferred on new transactions during the period	(62)	(83)
Closing balance at 31 December	(94)	(90)
of which release
Disclosure of fair value measurement of assets and liabilities [Line Items]
DOP recognised in the statement of profit or loss during the period	27	85
of which amortisation and exchange differences
Disclosure of fair value measurement of assets and liabilities [Line Items]
DOP recognised in the statement of profit or loss during the period	€ 32	€ 15